Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Pinnacle Focused Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Pinnacle Focused Opportunities ETF
Class Name	Pinnacle Focused Opportunities ETF
Trading Symbol	FCUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pinnacle Focused Opportunities ETF (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pinnacleetfs.com/fcus/. You can also request this information by contacting us at (844) 466-6723 or by writing to the Pinnacle Focused Opportunities ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 466-6723
Additional Information Website	www.pinnacleetfs.com/fcus/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pinnacle Focused Opportunities ETF	$101	0.79%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund returned 55.82%. The Fund has an active strategy that reallocates and rebalances its equity holdings monthly. Below are the top 10 holdings that contributed the greatest positive impact and the greatest negative impact on the Fund.

Top 10 Positive Impact Holdings	Top 10 Negative Impact Holdings
AppLovin Corp. – Class A	Super Micro Computer, Inc.
Carvana Co. – Class A	Gap, Inc.
Sprouts Famers Market, Inc.	Micron Technology, Inc.
Vistra Corp.	Abercrombie & Fitch Co.
Carpenter Technology Corp.	e.l.f. Beauty, Inc.
Robinhood Markets, Inc. – Class A	Dell Technologies, Inc.
Palantir Technologies Inc. – Class A	Constellation Energy Corp.
Vertiv Holdings Co.	Erie Indemnity Co.
Texas Pacific Land Corp.	Duolingo, Inc.
Targa Resources Corp.	Deckers Outdoor Corp

What Factors Influenced Performance?

First, a strong equity market environment was in place during the reporting period. As mentioned, the Fund returned 55.82% during the reporting period. During the same timeframe, the Russell 1000 Total Return Index returned 34.40%.

Second, the Fund invested heavily in equity securities for the year because both of our two risk management signals had risk-on signals during the entire reporting period. Therefore, we believe the stock selection screening and ranking process was responsible for the high reported returns. As the equity market environment remained robust during the reporting period, the Top 10 Positive Impact Holdings in the table above had an impact on the Fund of about 3.7X the amount that the Top 10 Negative Impact Holdings contributed. The natural takeaway is that relative strength, momentum, and positive earnings revisions were key drivers of the return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended November 30, 2024	1 Year	Since Inception (12/29/2022)
Pinnacle Focused Opportunities ETF - at NAV	55.82%	34.08%
Russell 1000 Total Return Index	34.40%	28.42%

Performance Inception Date	Dec. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.pinnacleetfs.com/fcus/ for more recent performance information.
Net Assets	$ 45,662,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 240,323
Investment Company, Portfolio Turnover	493.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Fund Size (Thousands)	$45,662
Number of Holdings	31
Total Advisory Fee Paid	$240,323
Annual Portfolio Turnover	493%

Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
AppLovin Corp. - Class A	7.4
Palantir Technologies, Inc. - Class A	5.8
Texas Pacific Land Corp.	4.9
Sprouts Farmers Market, Inc.	4.3
FTAI Aviation Ltd.	4.3
Carvana Co.	4.1
Insmed, Inc.	4.0
Guidewire Software, Inc.	3.9
Cava Group, Inc.	3.9
Carpenter Technology Corp.	3.4

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.